Computation of net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Computation of net income (loss) per share [Abstract]
Reconciliation of Numerator and Denominator of Basic and Diluted Income (Loss) per share Computations

The following table is a reconciliation of the numerator and denominator of the basic and diluted income (loss) per share computations for the years ended December 31, 2013, 2012 and 2011:

(in thousands, except per share amounts)	Year ended December 31,
Numerator:	2013	2012	2011
Net income (loss) attributable to Stratasys Ltd.- numerator for basic net income (loss) per share	$(26,954)	$8,491	$20,626
Add: Effect of dilutive securities
Earn-out	(1,683)	-	-
Numerator for diluted income (loss) per share	(28,637)	8,491	20,626

Denominator:
Weighted average shares - denominator for basic net income (loss) per share	42,079	22,812	21,133
Add: Effect of dilutive securities
Earn-out	20	-	-
Stock options and other equity compensation	-	964	520
Denominator for diluted income (loss) per share	42,099	23,776	21,653

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.64)	$0.37	$0.98
Diluted	$(0.68)	$0.36	$0.95